Notes Payable and Other Debt - Details of Long-term Debt (Parenthetical) (Details) $ in Millions				6 Months Ended	9 Months Ended
	Oct. 01, 2021	Aug. 17, 2021	May 03, 2021 USD ($)	Jun. 30, 2021 USD ($) Facility bed	Sep. 30, 2021 USD ($) Facility bed
Meadowood Facility | Subsequent Event
Debt Instrument [Line Items]
Debt instrument maturity date start range	May 01, 2022
Debt instrument maturity date end range	Oct. 01, 2026
Coosa Valley Health Care
Debt Instrument [Line Items]
Prepayment penalties capped percentage					5.00%
Prepayment penalties percentage capped thereafter					1.00%
New fees amount | $					$ 0.1
Default interest rate					5.00%
Prepayment penalties capped percentage in second year					4.00%
KeyBank
Debt Instrument [Line Items]
Debt instrument maturity date start range		Aug. 25, 2021
Debt instrument maturity date end range		Aug. 25, 2023
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Number of skilled nursing facilities				7	7
Percentage of debt insured				100.00%	100.00%
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Number of skilled nursing facilities				3	2
Annual renewal fee for the USDA guarantee (as a percent)				0.25%	0.25%
Debt Instrument Prepayment Penalties Percentage				1.00%	1.00%
Prepayment penalties capped percentage				1.00%	1.00%
Prepayment penalties percentage capped, period				10 years	10 years
Prepayment penalties percentage capped thereafter				0.00%	0.00%
Number of licensed beds | bed				124
Senior debt - guaranteed by USDA | Coosa Valley Health Care
Debt Instrument [Line Items]
Prepayment penalties percentage capped thereafter				1.00%
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Number of skilled nursing facilities					1
Percentage of debt insured				75.00%	75.00%
Number of licensed beds | bed				126	126
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)				0.01%	0.01%
Bond Series B | Bonds | City of Springfield | Eaglewood Care Center
Debt Instrument [Line Items]
Repayment of debt | $			$ 0.1	$ 0.1
Senior debt - other mortgage indebtedness
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)				0.30%	0.34%
Minimum
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)				0.08%	0.09%
Minimum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured					70.00%
Debt Instrument Prepayment Penalties Percentage				70.00%
Maximum
Debt Instrument [Line Items]
Amortization of deferred financing costs (in percentage)				0.53%	0.53%
Maximum | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Percentage of debt insured					80.00%
Debt Instrument Prepayment Penalties Percentage				80.00%